Stock Option Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Option Indexed to Issuer's Equity [Line Items]
Schedule of summary of the status of the plans and information with respect to the changes in options outstanding

			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

December 31, 2012	455,495	544,505	$1.82	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
September 30, 2013	455,495	544,505	$1.82	$-

Exercisable options at September 30, 2013		446,374	$1.75	$-

			Weighted -
	Options		Average	Aggregate
	Available	Options	Exercise	Intrinsic
	for Grant	Outstanding	Price	Value

January 1, 2012	298,037	701,963	$2.01
Granted	-	-	-
Exercised	-	-	-
Forfeited	157,458	(157,458)	2.70
December 31, 2012	455,495	544,505	$1.82	$-

Exercisable options at December 31, 2012		415,921	$1.72	$-

Schedule of summary of the information about stock options outstanding

	Options Outstanding			Options Exercisable
		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$1.33 - 2.03	365,620	1.58	$1.65	355,461	1.53	$1.64
$2.06 - 4.34	178,885	7.60	2.16	90,913	7.54	2.16

Total	544,505	3.56	$1.82	446,374	2.76	$1.75

	Options Outstanding			Options Exercisable
		Weighted-			Weighted-
		Average	Weighted-		Average	Weighted-
Range of		Remaining	Average		Remaining	Average
Exercise	Number	Contractual	Exercise	Number	Contractual	Exercise
Prices	Outstanding	Life (Years)	Price	Exercisable	Life (Years)	Price

$1.33 - 2.03	365,620	2.33	$1.65	355,461	2.28	$1.50
$2.06 - 4.34	178,885	8.35	2.16	60,460	8.26	1.37

Total	544,505	4.31	$1.82	415,921	3.15	$1.72

Stock Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Schedule of fair values estimated using the Black-Scholes option-pricing model with the weighted-average assumptions
Expected term	3.84 years
Expected volatility	77.49%
Dividend yield	0%
Risk-free interest rate	1.55%